Investment Strategy - Prospectus Summary - BNY Mellon Balanced Opportunity Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. Newton Investment Management North America, LLC (NIMNA), an affiliate of BNY Mellon Investment Adviser, Inc., the fund's investment adviser, serves as the fund's sub-adviser responsible for overall asset allocation for the fund and for the portion of the fund's assets allocated to equity investments and fixed-income investments. NIMNA has engaged its affiliate, Newton Investment Management Limited (NIM), to provide the day-to-day management of the portion of the fund's assets allocated to fixed-income investments. NIMNA and NIM select securities for the fund that, in their judgment, will result in the highest total return consistent with preservation of principal. The mix of stocks and bonds varies from time to time, but normally the fund allocates between 75% to 50% of its net assets to equities and between 25% and 50% of its net assets to fixed-income securities. NIMNA allocates the fund's assets between equity and fixed-income securities, based on an assessment of the relative return and risk of each asset class, analyzing several factors, including general economic conditions, anticipated future changes in interest rates and the outlook for stocks and fixed-income securities generally.

In seeking to achieve a high relative risk-adjusted return on the fund's equity investments, NIMNA creates a broadly diversified equity portfolio for the fund that includes a blend of growth stocks and value stocks. Stock selection is made through extensive quantitative and fundamental research. The fund may invest up to 20% of its net assets in foreign equity securities.

For the fixed-income portion of the fund's portfolio, NIM combines a top-down approach, emphasizing economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund's investments among and within fixed-income asset classes. In constructing the fixed-income portion of the fund's portfolio, NIM looks for what it considers to be the best opportunities in the fixed-income markets at any given time.

Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. Newton Investment Management North America, LLC (NIMNA), an affiliate of BNY Mellon Investment Adviser Inc., the fund's investment adviser, serves as the fund's sub-adviser responsible for overall asset allocation for the fund and for the portion of the fund's assets allocated to equity investments and fixed-income investments. NIMNA has engaged its affiliate, Newton Investment Management Limited (NIM), to provide the day-to-day management of the portion of the fund's assets allocated to fixed-income investments. NIMNA and NIM select securities for the fund that, in their judgment, will result in the highest total return consistent with preservation of principal. The mix of stocks and bonds varies from time to time, but normally the fund allocates between 75% to 50% of its net assets to equities and between 25% and 50% of its net assets to fixed-income securities. NIMNA allocates the fund's assets between equity and fixed-

income securities, based on an assessment of the relative return and risk of each asset class, analyzing several factors, including general economic conditions, anticipated future changes in interest rates and the outlook for stocks and fixed-income securities generally.

In seeking to achieve a high relative risk-adjusted return on the fund's equity investments, NIMNA creates a broadly diversified equity portfolio for the fund that includes a blend of growth stocks and value stocks. Stock selection is made through extensive quantitative and fundamental research. The fund may invest up to 20% of its net assets in foreign equity securities.

For the fixed-income portion of the fund's portfolio, NIM combines a top-down approach, emphasizing economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund's investments among and within fixed-income asset classes. In constructing the fixed-income portion of the fund's portfolio, NIM looks for what it considers to be the best opportunities in the fixed-income markets at any given time.